Schedule of Investments(a)
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.02%
Aerospace & Defense–2.35%
Boeing Co. (The)(b)	127,365	$27,528,671
Honeywell Aerospace, Inc.(b)	111,760	23,105,262
RTX Corp.	170,431	36,680,160
		87,314,093
Alternative Carriers–0.42%
Space Exploration Technologies Corp., Class A(b)(c)	142,516	15,444,459
Apparel Retail–1.00%
Ross Stores, Inc.	147,981	37,153,590
Application Software–1.47%
Cadence Design Systems, Inc.(b)	81,977	27,873,820
Intuit, Inc.	84,171	26,603,928
		54,477,748
Automobile Manufacturers–0.57%
Tesla, Inc.(b)	68,145	21,207,406
Broadline Retail–4.79%
Amazon.com, Inc.(b)	655,864	178,119,545
Building Products–1.44%
Johnson Controls International PLC	364,537	53,462,996
Construction Materials–0.61%
CRH PLC	237,324	22,548,153
Consumer Finance–1.78%
American Express Co.	116,313	39,110,246
Capital One Financial Corp.	128,670	26,893,317
		66,003,563
Consumer Staples Merchandise Retail–1.41%
Walmart, Inc.	472,055	52,492,516
Data Center REITs–1.14%
Digital Realty Trust, Inc.	224,774	42,374,395
Diversified Banks–3.95%
Citigroup, Inc.	300,201	39,761,622
JPMorgan Chase & Co.	304,091	106,976,173
		146,737,795
Electric Utilities–1.50%
Constellation Energy Corp.	88,940	23,368,985
PPL Corp.	920,119	32,397,390
		55,766,375
Electrical Components & Equipment–2.16%
Eaton Corp. PLC	83,623	34,720,270
Rockwell Automation, Inc.	94,699	45,463,096
		80,183,366
Financial Exchanges & Data–1.06%
Cboe Global Markets, Inc.	126,397	39,212,141
Shares		Value
Health Care Distributors–0.93%
Cardinal Health, Inc.	150,539	$34,628,486
Health Care Equipment–1.52%
Abbott Laboratories	269,867	28,524,942
Medtronic PLC	325,470	27,791,883
		56,316,825
Health Care Facilities–0.80%
Tenet Healthcare Corp.(b)	116,213	29,608,748
Heavy Electrical Equipment–0.70%
Siemens Energy AG, Class A (Germany)	152,586	26,068,245
Home Improvement Retail–0.57%
Lowe’s Cos., Inc.	101,461	21,084,610
Homebuilding–0.53%
D.R. Horton, Inc.	138,515	19,815,956
Hotels, Resorts & Cruise Lines–1.46%
Marriott International, Inc., Class A	63,768	23,774,624
Royal Caribbean Cruises Ltd.(c)	96,030	30,566,349
		54,340,973
Household Products–1.27%
Procter & Gamble Co. (The)	327,082	47,260,078
Industrial Gases–0.90%
Linde PLC	69,766	33,374,659
Industrial Machinery & Supplies & Components–0.97%
Lincoln Electric Holdings, Inc.	138,145	36,098,670
Industrial REITs–1.10%
Prologis, Inc.	283,898	41,054,490
Insurance Brokers–0.83%
Arthur J. Gallagher & Co.	123,701	30,853,503
Integrated Oil & Gas–1.42%
Chevron Corp.	268,315	52,812,442
Interactive Media & Services–9.60%
Alphabet, Inc., Class A	707,940	252,118,672
Meta Platforms, Inc., Class A	188,135	104,736,636
		356,855,308
Investment Banking & Brokerage–1.00%
Morgan Stanley	176,229	37,082,106
Life Sciences Tools & Services–0.65%
Danaher Corp.	123,652	24,109,667
Managed Health Care–1.83%
UnitedHealth Group, Inc.	163,688	67,832,307
Multi-Utilities–0.73%
Ameren Corp.	248,893	27,281,162
Oil & Gas Equipment & Services–0.56%
SLB Ltd.	420,027	20,829,139
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Shares		Value
Oil & Gas Exploration & Production–1.72%
ConocoPhillips	344,753	$41,535,841
Devon Energy Corp.	496,115	22,389,670
		63,925,511
Packaged Foods & Meats–0.53%
Hershey Co. (The)	111,602	19,535,930
Pharmaceuticals–4.74%
Eli Lilly and Co.	67,178	77,176,774
Johnson & Johnson	220,347	56,485,954
Merck & Co., Inc.	326,891	42,561,208
		176,223,936
Property & Casualty Insurance–0.86%
Hartford Insurance Group, Inc. (The)	225,796	32,042,710
Rail Transportation–1.06%
Union Pacific Corp.	135,229	39,504,448
Restaurants–0.76%
McDonald’s Corp.	104,656	28,324,100
Semiconductor Materials & Equipment–2.67%
Applied Materials, Inc.	109,706	55,694,445
ASML Holding N.V., New York Shares (Netherlands)	26,770	43,608,330
		99,302,775
Semiconductors–17.03%
Advanced Micro Devices, Inc.(b)	164,818	78,478,091
Broadcom, Inc.	350,340	136,380,355
Micron Technology, Inc.	70,973	58,412,908
NVIDIA Corp.	1,574,863	316,153,747
Texas Instruments, Inc.	156,463	43,143,108
		632,568,209
Specialty Chemicals–0.53%
DuPont de Nemours, Inc.	144,248	19,761,976
Shares		Value
Systems Software–6.66%
Microsoft Corp.	532,185	$247,317,013
Technology Hardware, Storage & Peripherals–6.22%
Apple, Inc.	748,175	231,118,739
Tobacco–1.38%
Philip Morris International, Inc. (Switzerland)	269,190	51,366,836
Transaction & Payment Processing Services–1.84%
Mastercard, Inc., Class A	119,298	68,369,684
Total Common Stocks & Other Equity Interests (Cost $2,094,828,232)		3,679,167,382
Money Market Funds–0.99%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e)	12,879,358	12,879,358
Invesco Treasury Portfolio, Institutional Class, 3.63%(d)(e)	23,939,642	23,939,642
Total Money Market Funds (Cost $36,819,000)		36,819,000
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $2,131,647,232)		3,715,986,382
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.28%
Invesco Private Government Fund, 3.69%(d)(e)(f)	13,167,716	13,167,716
Invesco Private Prime Fund, 3.82%(d)(e)(f)	34,211,871	34,215,292
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,380,769)		47,383,008
TOTAL INVESTMENTS IN SECURITIES–101.29% (Cost $2,179,028,001)		3,763,369,390
OTHER ASSETS LESS LIABILITIES—(1.29)%		(47,840,324)
NET ASSETS–100.00%		$3,715,529,066
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,018,582	$171,947,949	$(168,087,173)	$-	$-	$12,879,358	$368,816
Invesco Treasury Portfolio, Institutional Class	16,769,628	319,331,905	(312,161,891)	-	-	23,939,642	680,899
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,275,729	$188,981,199	$(179,089,212)	$-	$-	$13,167,716	$173,364*
Invesco Private Prime Fund	8,528,616	359,782,347	(334,092,507)	2,253	(5,417)	34,215,292	475,308*
Total	$37,592,555	$1,040,043,400	$(993,430,783)	$2,253	$(5,417)	$84,202,008	$1,698,387

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,653,099,137	$26,068,245	$—	$3,679,167,382
Money Market Funds	36,819,000	47,383,008	—	84,202,008
Total Investments	$3,689,918,137	$73,451,253	$—	$3,763,369,390
Invesco Charter Fund